Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenue
Software development revenue	R$ 2,129,258	R$ 2,094,090	R$ 1,394,583
Software maintenance revenue	58,874	57,035	30,026
Consulting revenue	37,141	32,724	15,922
Other revenue	8,193	3,861	3,849
Total net revenue	R$ 2,233,466	R$ 2,187,710	R$ 1,444,380